Corporate information (Details) $ / shares in Units, $ in Thousands			1 Months Ended	12 Months Ended
	Jun. 18, 2016	Jun. 01, 2016	Aug. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Aug. 03, 2016 $ / shares shares
Stock shares and price detail related to IPO
Proceeds from issuance of ordinary and preferred shares				$ 6,672	$ 926	$ 1,631
Reverse share split		0.125
IPO
Stock shares and price detail related to IPO
Number of shares issued and sold | shares			5,700,000				5,700,000
Issuance price of shares | $ / shares			$ 18.00				$ 18.00
Proceeds from issuance of ordinary and preferred shares			$ 91,300
Underwriting discounts and commissions			7,200
Other offering expenses			$ 4,200
Reverse share split	0.125
Over allotment
Stock shares and price detail related to IPO
Number of shares issued and sold | shares			456,852				456,852